Disclosure of detailed information about cash flows (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 1	$ (8,520)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 2	(1,887)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 3	884
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 4	2,793
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 5	126
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 6	473
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 7	963
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 8	(1,149)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 9	(1,446)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 10	(1,213)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 11	(7,993)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 12	(983)
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 13	50
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 14	0
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 15	65
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 16	5,417
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 17	439
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 18	0
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 19	500
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 20	11,813
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 21	8,015
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 22	9,743
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 23	2,020
Supplemental Disclosure With Respect To Cash Flows Disclosure Of Detailed Information About Cash Flows 24	$ 1,042